Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) number in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 23,889,261	$ 27,619,214
Nominal contract amount of hedging instruments	192,457	208,905
Fair value of trading assets	$ 374,606	$ 283,071
Fair value of hedging assets	2,223	1,663
Fair value of derivative assets	307,726	242,995
Fair value of trading liabilities	368,035	278,465
Fair value of hedging liabilities	4,069	2,771
Fair value of derivative liabilities	303,001	239,497
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 7,606,446	$ 8,207,629
Nominal contract amount of hedging instruments	35,021	31,899
Fair value of trading assets	$ 106,696	$ 84,083
Fair value of hedging assets	309	455
Fair value of trading liabilities	108,903	84,498
Fair value of hedging liabilities	1,182	740
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 15,240,867	$ 17,895,349
Nominal contract amount of hedging instruments	157,435	177,006
Fair value of trading assets	$ 249,204	$ 183,668
Fair value of hedging assets	1,914	1,208
Fair value of trading liabilities	236,594	175,095
Fair value of hedging liabilities	2,887	2,031
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative assets	4,698	2,002
Fair value of derivative liabilities	$ 3,060	$ 2,021
HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	34,006	36,769
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	121,573	122,753
Fair value of hedging assets	$ 1,675	$ 1,056
Fair value of hedging liabilities	$ 3,761	$ 2,208
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	121,572	122,753
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 70,982	$ 73,917
Nominal contract amount of hedging instruments	34,006	36,769
Fair value of trading assets	$ 1,472	$ 596
Fair value of hedging assets	3,221	1,406
Fair value of derivative assets	4,693	2,002
Fair value of trading liabilities	3,046	1,838
Fair value of hedging liabilities	8	183
Fair value of derivative liabilities	3,054	2,021
Fair value hedges | HSBC Holdings | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 23,413	$ 24,980
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 506	$ 161
Fair value of hedging assets	0	0
Fair value of derivative assets	506	161
Fair value of trading liabilities	870	766
Fair value of hedging liabilities	0	0
Fair value of derivative liabilities	870	766
Fair value hedges | HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 47,569	$ 48,937
Nominal contract amount of hedging instruments	34,006	36,769
Fair value of trading assets	$ 966	$ 435
Fair value of hedging assets	3,221	1,406
Fair value of derivative assets	4,187	1,841
Fair value of trading liabilities	2,176	1,072
Fair value of hedging liabilities	8	183
Fair value of derivative liabilities	$ 2,184	$ 1,255